Taxes (Details) - Schedule of taxes reconciles rate	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Taxes Reconciles Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)	(10.00%)
Effect of other deductible expenses	2.20%	2.70%	7.40%
Total	17.20%	17.70%	22.40%